Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Revenue
Software, services and service access fees	$ 935	$ 1,276	$ 1,854
Hardware and other	374	884	1,481
Total Revenue	1,309	2,160	3,335
Cost of sales
Software, services and service access fees	109	247	287
Hardware and other	433	936	1,349
Inventory write-down	150	36	95
Total cost of sales	692	1,219	1,731
Gross margin	617	941	1,604
Operating expenses
Research and development	306	469	711
Selling, marketing and administration	553	653	769
Amortization	186	277	298
Impairment of goodwill	57	0	0
Impairment of long-lived assets	501	0	0
Loss on sale, disposal and abandonment of long-lived assets	171	195	169
Debentures fair value adjustment	24	(430)	80
Total operating expenses	1,798	1,164	2,027
Operating income (loss)	(1,181)	(223)	(423)
Investment income (loss), net	(27)	(59)	38
Income (loss) from continuing operations before income taxes	(1,208)	(282)	(385)
Recovery of income taxes	(2)	(74)	(81)
Net income (loss)	$ (1,206)	$ (208)	$ (304)
Earnings Per Share, Basic	$ (2.30)	$ (0.40)	$ (0.58)
Earnings Per Share, Diluted	$ (2.30)	$ (0.86)	$ (0.58)